o BT ADVISOR FUNDS o

                              U.S. BOND INDEX FUND

                                  ANNUAL REPORT
                                  DECEMBER 1998

--------------------------------------------------------------------------------
U.S. Bond Index Fund
Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ....................................................    3

U.S. Bond Index Fund
   Statement of Assets and Liabilities ....................................    5
   Statement of Operations ................................................    5
   Statements of Changes in Net Assets ....................................    6
   Financial Highlights ...................................................    7
   Notes to Financial Statements ..........................................    8
   Report of Independent Accountants ......................................   10
   Tax Information ........................................................   10

U.S. Bond Index Portfolio
  Schedule of Portfolio Investments .......................................   11
  Statement of Assets and Liabilities .....................................   14
  Statement of Operations .................................................   14
  Statements of Changes in Net Assets .....................................   15
  Financial Highlights ....................................................   15
  Notes to Financial Statements ...........................................   16
  Report of Independent Accountants .......................................   17

--------------------------------------------------------------------------------
U.S. Bond Index Fund
Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this Annual report for the U.S. Bond Index Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Overall, the strong performance of the U.S. bond markets in the first half of the year continued through the second half, with the yield on the 10-year Treasury falling from 5.74% on December 31, 1997 to 4.65% on December 31, 1998. Similarly, the yield on the 2-year Treasury fell 1.11% to 4.53% during the period, while the 30-year Treasury shed 0.83% to a yield of 5.09%. This decrease in yields, which, in turn, caused appreciation in price, along with the coupon produced a positive return for the year. The 2 to 30 year yield curve steepened by 0.28% over the twelve months.

Optimism reigned throughout the first half of the year over the domestic economy's ability to sustain growth without inflation. The Federal Reserve Board kept the Fed Funds target rate steady at 5.5%, where it had been for more than a year. Policymakers' reluctance to make changes stemmed from uncertainty over whether an abundance of positive economic factors would ultimately trigger inflation or whether domestic growth would slow as a result of the long-term impact of Asia's financial problems.

The second half of the year saw tremendous turmoil in the world's financial markets, supporting U.S. Treasuries ongoing rally to unprecedented levels. Russia devalued its currency and defaulted on its domestic debt; weak commodity prices dampened the economic outlook for Latin America; and the well-publicized economic instability in Asia continued. Also weighing on investor sentiment was the bailout by a consortium of Wall Street firms of the hedge fund, Long Term Capital. With global markets, including the U.S. equity markets, rife with volatility, investors fled riskier assets for the relative safety of U.S. Treasuries, and, in the process, drove the entire yield curve to near 5% or below.

INVESTMENT REVIEW
The Fund's benchmark, the Lehman Brothers Aggregate Bond Index2, is a broad market-weighted index, which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, international (dollar-denominated) investment grade bonds, and mortgage-backed securities, with maturities greater than one year.

Citing the prospective effects that the global crisis could have on the U.S. economy, the Federal Reserve Board lowered interest rates three times in the second half of the year. These moves of 0.25% each--on September 29, October 15, and November 17--restored the financial markets to a more peaceful state and allowed the bond markets, in particular, to finish out the year on a relatively calm note. Also fueling positive bond market sentiment toward the end of the year was a plunge in oil prices and other commodities to their lowest level in decades.

Overall, on a duration-adjusted basis, both corporate bonds and mortgage-backed securities significantly underperformed Treasuries for the year, as the global crisis wreaked havoc on the former two sectors of the bond market.

o Corporate bonds were under pressure most of the year due to the worsening global situation and the potential impact it may have on the rate of growth in both the U.S. economy and corporate profits. This concern about slower growth more than wiped out the additional yield that corporate bonds traditionally offer.

o Mortgage-backed securities also came under pressure, as prepayments increased and a number of hedge funds and other leveraged players liquidated their mortgage positions in response to the rally in the Treasury market. These factors erased most of their incremental yield over Treasuries, causing them to underperform.

MANAGER OUTLOOK
Economic and financial market performance have run on virtually parallel tracks in 1998, and that pattern seems likely to persist into 1999. Thus, looking ahead for the near term, we believe the bond markets should remain fairly positive, though largely range-bound, without the dramatic rally of the year 1998.
o Strong momentum in the U.S. economy--in terms of consumer spending, employment, housing, and business investment--should carry into early 1999, before weakening later in the year.
o The global economic crisis continues to loom and we anticipate GDP growth of around 2.5% in 1999--a positive backdrop for inflation to stay low and for the safe haven status of U.S. Treasuries to continue.

 Periods ended  December 31, 1998                 Cumulative Total Returns        Average Annual Total Returns
---------------------------------------------------------------------------------------------------------------------------
                                                   Past 1           Since            Past 1            Since
                                                    year           inception          year           inception
---------------------------------------------------------------------------------------------------------------------------
 BT Advisor U.S. Bond Index Fund1
  Institutional Class Shares (inception 6/30/97)   8.78%            15.88%            8.78%          10.30%
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate
  Bond Index2                                      8.69%            15.60%            8.69%          10.15%
---------------------------------------------------------------------------------------------------------------------------
 Lipper U.S. Bond Index
  Funds Average3                                   8.71%            15.62%            8.71%          10.16%

--------------------------------------------------------------------------------
U.S. Bond Index Fund
Letter to Shareholders
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments
                       By Sectors as of December 31, 1998
                      (percentages are based on net assets)


[PIECHART]

Financial 8%

Industrial 10%

Utility 5%

Foreign Government 2%

Cash & Other Assets 4%

U.S. Treasury Securities 35%

Medium-Term Notes 3%

U.S. Government & Agency 33%

o We believe Federal Reserve Board monetary policy is likely on hold, not changing interest rates for the foreseeable future in the face of solid economic growth, healthy financial markets, and the recent softening of the dollar.

As an index fund, designed to replicate as closely as possible (before deduction of expenses) the investment performance of the Lehman Brothers Aggregate Bond Index2, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the bond markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the broad U.S. bond market.

We appreciate your support of the U.S. Bond Index Fund and look forward to continuing to serve your investment needs for many years ahead.



                            /s/  Louis R. D'Arienzo
                            -----------------------
                                 Louis R. D'Arienzo
               Portfolio Manager of the U.S. Bond Index Portfolio
                                December 31, 1998

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the U.S. Bond Index Fund - Institutional Class, and the Lehman Brothers Aggregate Bond Index2 since June 30, 1997.


                                  Total Return
                             Ended December 31, 1998

                                   LINE CHART

  US Bond Index Fund - Institutional Class - $11,588   Lehman Aggregate Bond Index  - $11,560
                       6/97     10000                            10000
                       12/97    10652                            10636
                       6/98     11072                            11054
                       12/98    11588                            11560

                                     Institutional
                               One Year Since 6/30/97*
                                   8.78%     10.30%**



* The Fund's inception date.
**Annualized
Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Past performance is not indicative of future performance. The Lehman Brothers Aggregate Bond Index is unmanaged and investments may not be made in an index. The index return does not reflect expenses, which have been deducted from the Funds return.

1 Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 This index is unmanaged, and investments cannot be made in an index.
3 Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

--------------------------------------------------------------------------------
U.S. Bond Index Fund
Statement of Assets and Liabilities December 31, 1998
--------------------------------------------------------------------------------

ASSETS
    Investment in U.S. Bond Index Portfolio, at Value .......................................................   $39,649,069
    Receivable for Fund Shares Sold .........................................................................        48,011
    Prepaid Expenses ........................................................................................        13,446
Due from Bankers Trust ......................................................................................       110,594
                                                                                                              -------------
Total Assets ................................................................................................    39,821,120
                                                                                                              -------------

LIABILITIES
Dividends Payable ...........................................................................................        18,475
Accrued Expenses ............................................................................................        12,520
                                                                                                              -------------
Total Liabilities ...........................................................................................        30,995
                                                                                                              -------------
NET ASSETS ..................................................................................................   $39,790,125
                                                                                                              =============

COMPOSITION OF NET ASSETS
    Paid-in Capital .........................................................................................   $38,987,371
    Undistributed Net Investment Income .....................................................................        15,998
    Accumulated Net Realized Gain from Investment Transactions ..............................................        12,149
    Net Unrealized Appreciation on Investment ...............................................................       774,607
                                                                                                              -------------
NET ASSETS ..................................................................................................   $39,790,125
                                                                                                              =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding) .........   $     10.47
                                                                                                              =============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of beneficial interest authorized)     3,799,176
                                                                                                              =============

--------------------------------------------------------------------------------
Statement of Operations For the year ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Income Allocated from U.S.Bond Index Portfolio, net .....................................................   $ 1,267,359
                                                                                                             --------------
EXPENSES
    Administration and Services Fees
      Institutional Class ...................................................................................        37,679
      Advisor Class .........................................................................................         5,926
    Registration Fees .......................................................................................        25,339
    Trustees Fees ...........................................................................................        24,902
    Professional Fees .......................................................................................        20,579
    Shareholder Reports .....................................................................................         5,912
    Miscellaneous ...........................................................................................         6,353
                                                                                                             --------------
    Total Expenses ..........................................................................................       126,690
    Less: Expenses Absorbed by Bankers Trust
    Institutional Class Shares ..............................................................................      (106,630)
    Advisor Class Shares ....................................................................................        (3,004)
                                                                                                             --------------
    Net Expenses ............................................................................................        17,056
                                                                                                             --------------

NET INVESTMENT INCOME........................................................................................     1,250,303
REALIZED AND UNREALIZED GAIN ON INVESTMENT
    Net Realized Gain from Investment Transactions ..........................................................       114,224
    Net Change in Unrealized Appreciation/Depreciation of Investment.........................................       348,343
                                                                                                             --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT ..............................................................       462,567
                                                                                                             --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................................................................   $ 1,712,870
                                                                                                             ==============

                       See Notes to Financial Statements.
                                        5

--------------------------------------------------------------------------------
U.S. Bond Index Fund
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                         For the period
                                                                         For the         June 30, 19971
                                                                        year ended           through
                                                                     December 31, 1998  December 31, 1997
                                                                    --------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ..............................................   $  1,250,303    $    619,624
   Net Realized Gain from Investment Transactions .....................        114,224         224,635
   Net Change in Unrealized Appreciation/Depreciation on Investment ...        348,343         426,264
                                                                          ------------    ------------
Net Increase in Net Assets from Operations ............................      1,712,870       1,270,523
                                                                          ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income
        Institutional Class ...........................................     (1,079,624)       (602,199)
        Advisor Class .................................................       (169,643)         (2,563)
   Net Realized Gain from Investment Transactions
        Institutional Class ...........................................       (275,177)        (87,690)
        Advisor Class .................................................           --              (927)
                                                                          ------------    ------------
Total Distributions ...................................................     (1,524,444)       (693,379)
                                                                          ------------    ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net Increase Resulting from Institutional Class Shares .............     31,539,521       7,543,166
   Net Increase (Decrease) Resulting from Advisor Class Shares ........       (298,845)        240,613
                                                                          ------------    ------------
Net Increase from Capital Transactions in Shares of Beneficial Interest     31,240,676       7,783,779
                                                                          ------------    ------------
TOTAL INCREASE IN NET ASSETS ..........................................     31,429,102       8,360,923
NET ASSETS
Beginning of Period ...................................................      8,361,023             100
                                                                          ------------    ------------
End of Period (includes undistributed net investment income of $15,998
     and $14,862, respectively) .......................................   $ 39,790,125    $  8,361,023
                                                                          ============    ============

------------------
1  Commencement of Operations.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
U.S. Bond Index Fund
Financial Highlights
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the U.S. Bond Index Fund.


                                                  Institutional Class Shares            Advisor Class Shares
                                           ----------------------------------------------------------------------
                                                                      For the period                 For the period
                                                          For the     June 30, 19972    For the      June 30, 19972
                                                        year ended        through     period ended       through
                                                     Dec. 31, 19983   Dec. 31, 1997  July 10, 19983   Dec. 31,1997
                                           ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..............      $    10.29     $   10.00        $10.26        $ 10.00
                                                         ----------     ---------        ------        -------
INCOME FROMINVESTMENT OPERATIONS
   Net Investment Income ..........................            0.59          0.33          0.32           0.32
   Net Realized and Unrealized Gain
     on Investment Transactions ...................            0.29          0.32          0.09           0.29
                                                         ----------     ---------        ------        -------
Total from Investment Operations ..................            0.88          0.65          0.41           0.61
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ..........................           (0.61)        (0.32)        (0.32)         (0.31)
   Net Realized Gain from Investment Transactions .           (0.09)        (0.04)           --          (0.04)
                                                         ----------     ---------        ------        -------
TOTAL DISTRIBUTIONS ...............................           (0.70)        (0.36)        (0.32)         (0.35)
                                                         ----------     ---------        ------        -------
NET ASSET VALUE, END OF PERIOD ....................      $    10.47     $   10.29        $10.35        $ 10.26
                                                         ==========     =========        ======        =======
TOTAL INVESTMENT RETURN ...........................            8.78%         6.52%         3.60%          6.15%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) .......      $   39,790     $   8,119        $   --        $   242
   Ratios to Average Net Assets:
      Net Investment Income .......................            5.70%         6.32%1        5.81%1         6.31%1
      Expenses, Including Expenses of the
        U.S. Bond Index Portfolio .................            0.15%         0.15%1        0.35%1         0.35%1
      Decrease Reflected in Above Expense Ratio Due
         to Absorption of Expenses by Bankers Trust            0.75%         0.71%1        0.29%1        14.53%1

--------------
1  Annualized.
2  Commencement of Operations.
3  Advisor Class shares were converted to Institutional Class on July 10, 1998.

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
U.S. Bond Index Fund
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  Organization
BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The U.S. Bond Index Fund (the "Fund") is one of the Funds offered to investors by the Trust.

The U.S. Bond Index Fund offered two classes of shares to investors during the year: Institutional Class and Advisor Class shares (the "Classes"). Both classes of shares had identical rights to earnings, assets and voting privileges, except that each class had its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. The Fund commenced operations and began offering shares of beneficial interest of both Classes on June 30,1997. Effective July 10, 1998, the Fund's Advisor Class was closed and all Advisor Class shares were exchanged into the Fund's Institutional Class based on a 1 to 1.0048 exchange ratio. As a result of the exchange, 780,950 shares of the Institutional Class representing $8,121,885 in net assets were issued at the net asset value of $10.40 per share.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the U.S. Bond Index Portfolio (the "Portfolio"). The portfolio is an open-end management investment company registered under its Act. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1998, the Fund's proportionate interest in net assets of the Portfolio was approximately 62%.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with these financial statements.

B.  Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C.  Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Distributions
It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed any capital loss carryforwards.

E.  Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F.  Other
The Trust accounts separately for the assets, liabilities and operations of the Fund and Classes. Expenses directly attributable to each Fund or Class are charged to that Fund or Class, while expenses that are attributable to the Trust are allocated among the Funds in the Trust. Investment transactions are accounted for on a trade date basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .20% of the average daily net assets of each Class.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Class, to the extent necessary, to limit all expenses as follows: U.S. Bond Index Fund Institutional Class of Shares to .05% of the average daily net assets of the Class, excluding expenses of the Portfolio and
 .15% of the average daily net assets of the Class, including expenses of the Portfolio; and U.S. Bond Index Fund Advisor Class of Shares to .25% of the average daily net assets of the Class, excluding expenses of the Portfolio and
 .35% of the average daily net assets of the Class, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund. For the year ended December 31, 1998, there were no reimbursable expenses incurred under this agreement.

The Portfolio, in which the Fund invests, is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally amongst all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

--------------------------------------------------------------------------------
U.S. Bond Index Fund
Notes to Financial Statements (Concluded)
--------------------------------------------------------------------------------
NOTE 3--SHARES OF BENEFICIAL INTEREST
At December 31, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                    Institutional Class Shares(1)(2)
          --------------------------------------------------
                 For the Year Ended  For the Period Ended
                  December 31, 1998    December 31, 1997
          --------------------------------------------------
                Shares      Amount       Shares     Amount
          ------------  -----------  ----------  -----------
Sold         2,260,374  $23,757,235   2,756,980 $ 27,731,959
Reinvested     101,987    1,067,174      63,919      653,087
Redeemed      (133,268)  (1,406,773) (2,031,771) (20,841,880)
Exchanged      780,950    8,121,885          --           --
          ------------  -----------  ----------  -----------
             3,010,043  $31,539,521     789,128   $7,543,166
          ============  ===========  ==========  ===========

                     Advisor Class Shares(1)(2)
          --------------------------------------------------
               For the Year Ended  For the Period Ended
                December 31, 1998    December 31, 1997
          --------------------------------------------------
                Shares    Amount      Shares     Amount
              --------- ----------   -------   --------
Sold           762,794  $7,840,310    23,281   $237,843
Reinvested      11,878     122,192       270      2,770
Redeemed       (13,500)   (139,462)       --         --
Exchanged     (784,723) (8,121,885)       --         --
          ------------  ----------   -------  ---------
               (23,551) $ (298,845)   23,551   $240,613
          ============  ==========   =======  =========




------------------
(1) Commencement of operations for the U.S. Bond Index Institutional Class and Advisor Class was June 30, 1997.
(2) On July 10, 1998 shareholders of the Advisor Class exchanged their shares into the Institutional Class and the Advisor Class ceased operations.

--------------------------------------------------------------------------------
U.S. Bond Index Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of BT Advisor Funds and the Shareholders of
U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Bond Index Fund (one of the funds comprising BT Advisor Funds, hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

--------------------------------------------------------------------------------
Tax Information (Unaudited) For the Tax Year Ended December 31, 1998
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the ordinary distributions made during the fiscal year ended December 31, 1998, 57.03% have been derived from investing in U.S. Government and Agency obligations.All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------
U.S. Bond Index Fund
Schedule of Portfolio Investments December 31, 1998
--------------------------------------------------------------------------------

 Principal
  Amount               Security                  Value
  ------               --------                  -----
            CORPORATE DEBT NON-CONVERTIBLE - 21.9%
            FINANCIAL - 7.7%
            American General Finance,
$ 225,000    7.25%, 5/15/05..................  $  241,900
            Bank One Corp.,
  200,000    7.125%, 5/15/07.................     218,034
            Bankamerica Corp.:
  200,000    7.125%, 5/1/06..................     216,136
  200,000    7.125%, 5/12/05.................     214,036
            Bankboston Corp.,
  260,000    6.38%, 8/11/00..................     264,030
            Chase Manhattan Corp.:
  300,000    7.125%, 6/15/09.................     328,584
  100,000    10.00%, 6/15/99.................     102,058
            Chrysler Financial Corp.,
  325,000    6.11%, 7/28/99..................     326,605
            Citigroup Inc.,
  200,000    8.625%, 2/1/07..................     234,906
            First Union Corp.,
  100,000    7.50%, 7/15/06..................     110,891
            Ford Motor Credit,
  200,000    7.20%, 6/15/07..................     220,344
            GMAC,
  100,000    9.625%, 5/15/00.................     105,594
            Grand Metropolitan Plc,
  200,000    6.50%, 9/15/99..................     201,846
            IBM Credit Corp.,
  300,000    5.875%, 8/25/99.................     301,224
            IBM Corp.,
  100,000    6.50%, 1/15/28..................     104,959
            Interamerican Development Bank,
  300,000    6.625%, 3/7/07..................     326,181
            Merrill Lynch & Co., Inc.,
  300,000    6.64%, 9/19/02..................     310,707
            Motorola Inc.,
  200,000    7.60%, 1/1/07...................     227,436
            Nationsbank Corp.,
  100,000    6.50%, 3/15/06..................     104,916
            Norwest Corp.,
  200,000    6.75%, 6/15/07..................     213,914
            PNC Funding Corp.,
  300,000    6.875%, 7/15/07.................     320,412
            Texaco Capital, Inc.,
  100,000    8.50%, 2/15/03..................     111,733
            US Bancorp,
  110,000    8.125%, 5/15/02.................     118,886
                                             ------------
                                                4,925,332
                                             ------------
            INDUSTRIAL - 9.5%
            Amoco Company,
  250,000    6.50%, 8/1/07...................     269,070
            Campbell Soup Co.,
  250,000    4.75%, 10/1/03..................     245,487
            Conagra, Inc.,
  100,000    7.125%, 10/1/26.................     106,065
            Dayton Hudson Corp.,
  200,000    9.75%, 7/1/02...................     226,002
            Dillard's Inc.,
  300,000    8.00%, 1/15/99..................     300,165
            E.I. duPont de Nemours Co.,
$ 400,000    8.125%, 3/15/04.................  $  452,872
            Federated Department Stores,
  300,000    7.45%, 7/15/17..................     322,956
            Ford Motor Co.:
  200,000    8.875%, 1/15/22.................     253,041
  100,000    6.625%, 10/1/28.................     103,227
            Gap, Inc.,
  250,000    6.90%, 9/15/07..................     274,812
            General Motors,
  200,000    8.80%, 3/1/21...................     257,736
            Hanson Overseas,
  300,000    6.75%, 9/15/05..................     316,671
            Hertz Corp.,
  200,000    7.00%, 7/15/03..................     208,758
            ICI Wilmington,
  100,000    6.95%, 9/15/04..................     101,887
            J Seagram & Sons,
  150,000    9.65%, 8/15/18..................     180,333
            Lockheed Martin Corp.,
  200,000    7.25%, 5/15/06..................     216,382
            Mattel, Inc.,
  250,000    6.125%, 7/15/05.................     251,975
            McDonalds Corp.,
  300,000    8.875%, 4/1/11..................     383,061
            Norfolk Southern Corp.,
  100,000    6.95%, 5/1/02...................     103,928
            Potash Corp.,
  300,000    7.125%, 6/15/07.................     309,081
            Proctor & Gamble,
  250,000    5.25%, 9/15/03..................     250,235
            Sears, Roebuck & Co.,
  300,000    8.30%, 10/26/04.................     337,284
            Sony Corporation,
  100,000    6.125%, 3/4/03..................     102,154
            Wal-Mart Stores,
  300,000    6.50%, 6/1/03...................     315,732
            Walt Disney Co.:
  100,000    6.375%, 3/30/01.................     102,696
  100,000    6.75%, 3/30/06..................     108,214
                                             ------------
                                                6,099,824
                                             ------------
            UTILITY - 4.7%
            Baltimore Gas & Electric Co.,
  300,000    8.375%, 8/15/01.................     321,930
            Chesapeake & Potomac Telephone,
  200,000    7.125%, 1/15/02.................     210,322
            Consolidated Edison,
  100,000    6.45%, 12/1/07..................     106,299
            Consolidated Natural Gas,
  200,000    6.625%, 12/1/08.................     214,742
            GTE North, Inc.,
  100,000    5.65%, 11/15/08.................     100,746
            GTE South, Inc.,
  200,000    7.25%, 8/1/02...................     211,978
            Lucent Technology,
  100,000    5.50%, 11/15/08.................     101,265
            National Rural Utilities,
  100,000    5.75%, 11/1/08..................     102,253

                        See Notes to Financial Statements.
                                       11

 Principal
  Amount               Security                  Value
  ------               --------                  -----

            Potomac Electric Power,
$ 100,000    6.25%, 10/15/07.................    $104,742
            Public Service Co. of Co.,
  100,000    6.00%, 4/15/03..................     101,259
            Southern California Edison,
  200,000    6.375%, 1/15/06.................     209,278
            Southwestern Bell,
  200,000    7.625%, 3/1/23..................     216,976
            US West Communications,
  200,000    6.875%, 9/15/33.................     208,468
            Virginia Electric Power,
  100,000    7.625%, 7/1/07..................     113,790
            Wisconsin Electric Power,
  500,000    7.25%, 8/1/04...................     544,822
            Worldcom,
  150,000    6.40%, 8/15/05..................     155,898
                                             ------------
                                                3,024,768
                                             ------------
Total Corporate Debt Non-Convertible
  (Cost $13,579,926)........................   14,049,924
                                             ------------
            FOREIGN DEBT - 1.9%
            FOREIGN GOVERNMENT - 1.8%
            Canada Government,
  100,000    5.25%, 11/5/08..................     100,453
            Hydro-Quebec,
  100,000    8.40%, 1/15/22..................     124,396
            Kingdom of Sweden,
  220,000    12.00%, 2/1/10..................     340,212
            Manitoba Province,
  200,000    5.50%, 10/1/08..................     202,342
            Quebec Province,
  200,000    7.00%, 1/30/07..................     216,002
            Republic of Finland,
  200,000    5.875%, 2/27/06.................     207,170
                                             ------------
                                                1,190,575
                                             ------------
            INDUSTRIAL - 0.1%
            Celulosa Arauco Const.,
   50,000    7.00%, 12/15/07.................      43,252
                                             ------------
Total Foreign Debt  (Cost $1,154,186)........   1,233,827
                                             ------------
            MEDIUM-TERM NOTES - 3.0% FNMA:
  300,000    6.94%, 3/19/07..................     313,218
  500,000    6.96%, 4/2/07...................     551,405
1,000,000    6.00%, 5/15/08..................   1,055,620
                                             ------------
Total Medium-Term Notes
  (Cost $1,827,047)..........................     920,243
                                             ------------
            U.S. GOVERNMENT AND AGENCIES - 33.2%
            FHLMC - 4.1%
$ 1,000,000  6.50%, 11/1/23.................. $ 1,008,759
    376,769  7.50%, 5/1/24...................     387,010
  1,207,852  7.00%, 12/1/24..................   1,231,804
                                             ------------
                                                2,627,573
                                             ------------
            FNMA - 17.4%
  1,000,000  4.75%, 11/14/03.................     987,190
  1,000,000  6.50%, 11/1/07..................   1,015,634
  1,560,708  6.00%, 10/1/09..................   1,570,244
    421,709  7.00%, 6/1/12...................     430,823
    189,089  7.00%, 7/1/12...................     193,175
  2,000,000  7.00%, 9/1/21...................   2,043,142
    382,411  8.00%, 12/1/21..................     396,393
  1,000,000  6.50%, 4/1/23...................   1,009,071
  1,000,000  6.50%, 4/1/23...................   1,008,134
  1,000,000  6.00%, 9/2/23...................     988,339
    325,134  7.50%, 1/1/24...................     334,072
    533,010  8.50%, 12/1/25..................     560,492
    627,578  7.50%, 4/1/28...................     644,636
                                             ------------
                                               11,181,345
                                             ------------
            FHLB - 1.6%
1,000,000    5.12%, 9/15/03..................     999,690
                                             ------------
            FGLMC - 2.1%
  432,575    7.00%, 12/1/26..................     441,153
  356,788    7.50%, 5/1/27...................     366,514
  180,769    7.00%, 6/1/27...................     184,299
  135,899    7.50%, 6/1/27...................     139,561
  210,105    7.50%, 7/1/27...................     215,765
                                             ------------
                                                1,347,292
                                             ------------
            GNMA - 5.6%
  1,000,000  7.00%, 9/1/21...................   1,024,384
    939,984  8.00%, 7/15/22..................     979,643
    215,800  9.00%, 1/15/23..................     230,589
  1,373,907  6.50%, 11/15/23.................   1,389,501
                                             ------------
                                                3,624,117
                                             ------------
            Other - 2.4%
            FFCB
1,000,000    5.58%, 9/11/03..................   1,017,030
            FNCL
  487,174    8.00%, 7/1/27...................     504,527
                                             ------------
                                                1,521,557
                                             ------------
Total U.S. Government Agencies
             (Cost $21,061,710)..............  21,301,574
                                             ------------

                        See Notes to Financial Statements.
                                       12

Principal
  Amount               Security                  Value
  ------               --------                  -----

            U.S. TREASURY SECURITIES - 34.9%
            U.S. TREASURY BONDS - 8.8%
$ 540,000    9.25%, 2/15/16..................   $ 774,733
  185,000    8.875%, 2/15/19.................     263,481
  650,000    8.125%, 8/15/19.................     868,056
  100,000    7.125%, 2/15/23.................     123,234
2,550,000    6.75%, 8/15/26..................   3,054,824
  200,000    6.50%, 11/15/26.................     232,813
  287,000    6.625%, 2/15/27.................     339,466
                                              -----------
                                                5,656,607
                                               ----------
            U.S. TREASURY NOTES - 26.1%
4,100,000    6.375%, 5/15/00.................   4,190,979
1,000,000    5.875%, 6/30/00.................   1,017,340
  500,000    5.75%, 11/15/00.................     509,685
  800,000    5.25%, 1/31/01..................     809,872
2,500,000    5.625%, 2/28/01.................   2,550,000
  150,000    6.625%, 7/31/01.................     157,172
1,000,000    7.875%, 8/15/01.................   1,078,120
   51,200    3.625%, 7/15/02 (TIPS)...........    50,816
  500,000    6.00%, 7/31/02..................     521,095
1,100,000    5.50%, 2/28/03..................   1,133,176
1,500,000    5.50%, 3/31/03..................   1,545,514
1,400,000    7.875%, 2/15/21.................   1,841,224
  580,000    8.125%, 5/15/21.................     782,455
  400,000    8.125%, 8/15/21.................     540,500
                                              -----------
                                               16,727,948
                                               ----------
TOTAL U.S. TREASURY SECURITIES
             (Cost $21,670,020)..............  22,384,555
                                               ----------
            SHORT TERM INVESTMENTS - 16.3%
10,493,283  BT Institutional Cash Management
             (Cost $10,493,283).............. $10,493,283
                                               ----------
Total Investments (Cost $69,786,172). 111.2%   71,383,406
Liabilities in Excess of Assets...... (11.2)%  (7,188,694)
                                      -------  ----------
Net Assets .......................... 100.0%  $64,194,712
                                     ========  ==========

Abbreviations
-------------
FFCB - Federal Farm Credit Bank
FGLMC - Federal Government Loan Mortgage Company
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Company
FNCL - Fannie Mae Conventional Loan
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TIPS - Treasury Inflation Protected Security

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
U.S. Bond Index Portfolio
Statement of Assets and Liabilities  December 31, 1998
--------------------------------------------------------------------------------
ASSETS
   Investment at value (Cost of $69,786,172).........................  $71,383,406
   Interest Receivable ..............................................      936,687
   Receivable for Securities Sold ...................................    1,006,488
   Other Assets .....................................................        1,696
                                                                       -----------
Total Assets ........................................................   73,328,277
                                                                       -----------
LIABILITIES
   Due to Bankers Trust .............................................        2,274
   Payable for Securities Purchased .................................    9,109,326
   Accrued Expenses and Other .......................................       21,965
                                                                       -----------
Total Liabilities ...................................................    9,133,565
                                                                       -----------
NET ASSETS ..........................................................  $64,194,712
                                                                       ===========

COMPOSITION OF NET ASSETS
   Paid-in Capital .................................................   $62,597,478
   Net Unrealized Appreciation on Investments ......................     1,597,234
                                                                       -----------
NET ASSETS .........................................................   $64,194,712
                                                                       ===========

--------------------------------------------------------------------------------
Statement of Operations  For the year ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ..........................................................   $   178,340
   Interest ........................................................     2,523,354
                                                                       -----------
     Total Investment Income .......................................     2,701,694
                                                                       -----------
EXPENSES
   Advisory Fees ...................................................        67,925
   Professional Fees ...............................................        28,172
   Administration and Service Fees .................................        22,642
   Trustees Fees ...................................................         3,234
   Miscellaneous ...................................................         4,716
                                                                       -----------
   Total Expenses ..................................................       126,689
   Less: Expenses Absorbed by Bankers Trust ........................       (81,749)
                                                                       -----------
     Net Expenses ..................................................        44,940
                                                                       -----------
NET INVESTMENT INCOME ..............................................     2,656,754
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net Realized Gain from Investment Transactions ..................       208,459
   Net Change in Unrealized Appreciation/Depreciation on Investments       879,816
                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................     1,088,275
                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $ 3,745,029
                                                                       ===========

                       See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
U.S. Bond Index Portfolio
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
                                                                                      FOR THE PERIOD
                                                                       FOR THE        JUNE 10, 19972
                                                                     YEAR ENDED           THROUGH
                                                                  DECEMBER 31, 1998  DECEMBER 31, 1997
                                                                 ------------------ ------------------
INCREASE (DECREASE)  IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ...........................................   $  2,656,754    $  1,394,346
   Net Realized Gain from Investment Transactions ..................        208,459         604,278
   Net Change in Unrealized Appreciation/Depreciation on Investments        879,816         717,418
                                                                       ------------    ------------
Net Increase in Net Assets from Operations .........................      3,745,029       2,716,042
                                                                       ------------    ------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ..................................     40,754,986      49,551,623
   Value of Capital Withdrawn ......................................    (11,163,198)    (21,409,870)
                                                                       ------------    ------------
Net Increase in Net Assets from Capital Share Transactions .........     29,591,788      28,141,753
                                                                       ------------    ------------
TOTAL INCREASE IN NET ASSETS .......................................     33,336,817      30,857,795
NET ASSETS
Beginning of Period ................................................     30,857,895             100
                                                                       ------------    ------------
End of Period ......................................................   $ 64,194,712    $ 30,857,895
                                                                       ============    ============

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the U.S. Bond Index Portfolio.

                                                                                      FOR THE PERIOD
                                                                       FOR THE        JUNE 10, 19972
                                                                     YEAR ENDED           THROUGH
                                                                  DECEMBER 31, 1998  DECEMBER 31, 1997
                                                                 ------------------ -------------------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted) ........................... $   64,195         $30,858
Ratios to Average Net Assets:
   Net Investment Income ...........................................       6.02%           6.31%1
   Expenses ........................................................       0.10%           0.10%1
   Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust....................       0.19%           0.18%1
Portfolio Turnover Rate ............................................         82%             79%

----------
1 Annualized.
2 Commencement of Operations.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
U.S. Bond Index Portfolio
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  Organization
The U.S. Bond Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on July 1, 1996 as an unincorporated trust under the laws of New York, and commenced operations on June 10, 1997. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interests in the Portfolio.

B.  Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates fair market value. Securities for which quotations are not readily available are stated at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from the security transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to purchase at a set time and price. The third party, which is the brokers custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults.

E.  Federal Income Taxes
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with the Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .10% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund ("the Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of December 31, 1998 amounted to $178,340 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1998, were $68,382,745 and $35,165,977, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1998 was $69,789,196. The aggregate gross unrealized appreciation was $1,700,755, and aggregate gross unrealized depreciation for all investments was $106,545 as of December 31, 1998.

--------------------------------------------------------------------------------
U.S. Bond Index Portfolio
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of BT U.S. Bond Index
Portfolio:

In our opinion, the accompanying statement of Assets and Liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the U.S. Bond Index Portfolio (the "Portfolio") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

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

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

BT ADVISOR FUNDS
U.S. BOND INDEX FUND

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

                          ---------------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by the Fund's current prospectus.
                          ---------------------------

                     U.S. Bond Index Fund - Institutional Class Cusip #05576L700
                           U.S. Bond Index Fund - Advisor Class Cusip #05576L866
                                                                       STA507200